Borrowings - Schedule of Movements of Borrowings (Detail) - Long-term borrowings [member]	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 6,443,075,258
New borrowings	1,449,050,076
Interest accrual	386,601,388
Effect of exchange differences on translating foreign operations	572,410,096
Effect of exchange rate differences	921,517,549
Interest payments	(894,806,209)
Principal payments	(2,915,170,732)
Ending balance	$ 5,962,677,426